                                                                Quantum Ventures, Inc.

                                                                8926 Shepherd Way

                                                                Delta BC, Canada

Securities and Exchange Commission                                          May 22,, 2007

Washington DC

Attention: Barbara Jacobs

Re: Quantum Ventures, Inc.

Registration Statement on Form SB2/A

Commission File No. 333-119146

We are writing in response to your comment letter of May 16, 2007.

Financial Statements

1. Please revise to update your financial statements in accordance with Item 310(g) of Regulation S-B.

We have provided our updated financial statements for the period ending March 31, 2007

Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

2. Please revise your disclosures to indicate that your audit reports had been modified with respect to the going concern uncertainty. Refer to Item 304(a)(1)(ii) of Regulation S-B.

We have revised this section to be in accordance with Item 304(a)(1)(ii)

Exhibit 23.1 Consent of Independent Registered Certified Public Accountants

3. Please revise this consent in connection with your amended filing and include the date of the audit report that is currently omitted.

We have had this consent revised by our independent auditors to include the date of the company’s latest audit report.

Undertakings

4. As requested in our letter dated January 16, 2007, please provide updated 512 undertakings (i.e., 512(g)).

We have updated our undertakings to be in accordance with tem 512(g).

Yours truly,

/s/ Desmond Ross

Desmond Ross, President